Submission	Jul. 07, 2026
Submission [Line Items]
Central Index Key	0001009759
Registrant Name	Capstone Energy Plus, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES